EMPLOYEE RETIREMENT BENEFIT	12 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE RETIREMENT BENEFIT

NOTE 15. EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $107,970 and $52,374 for the years ended June 30, 2016 and 2015, respectively.